Goodwill and Intangible Assets - Summary of Changes in Goodwill and Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 64,549
Amortization during the year	(221)	₱ (228)	₱ (2,822)
Ending balance	64,335	64,549
Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	78,699	76,396
Additions during the year		2,306
Disposals		(3)
Translation and other adjustments	58
Ending balance	78,757	78,699	76,396
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(14,150)	(13,861)
Amortization during the year	221	228
Business combinations		71
Translation and other adjustments	51	(10)
Ending balance	(14,422)	(14,150)	(13,861)
Intangible Assets with Finite Life [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,388
Ending balance	1,174	1,388
Intangible Assets with Finite Life [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	14,884	14,363
Additions during the year		521
Translation and other adjustments	58
Ending balance	14,942	14,884	14,363
Intangible Assets with Finite Life [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(13,496)	(13,207)
Amortization during the year	221	228
Business combinations		71
Translation and other adjustments	51	(10)
Ending balance	(13,768)	(13,496)	(13,207)
Intangible assets other than goodwill [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,608
Ending balance	1,394	1,608
Intangible assets other than goodwill [member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,104	14,363
Additions during the year		741
Translation and other adjustments	58
Ending balance	15,162	15,104	14,363
Intangible assets other than goodwill [member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(13,496)	(13,207)
Amortization during the year	221	228
Business combinations		71
Translation and other adjustments	51	(10)
Ending balance	(13,768)	(13,496)	(13,207)
Goodwill [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	62,941
Ending balance	62,941	62,941
Goodwill [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	63,595	62,033
Additions during the year		1,565
Disposals		(3)
Ending balance	63,595	63,595	62,033
Goodwill [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(654)	(654)
Ending balance	(654)	(654)	(654)
Intangible Assets with Indefinite Life [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	220
Ending balance	220	220
Intangible Assets with Indefinite Life [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	220
Additions during the year		220
Ending balance	220	220
Intangible Assets with Indefinite Life [Member] | Trademark [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	220
Ending balance		220
Intangible Assets with Finite Life [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Translation and other adjustments	1
Ending balance	1,321
Intangible Assets with Finite Life [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Amortization during the year	35
Translation and other adjustments	(6)
Intangible Assets with Finite Life [Member] | Trademark [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,505	4,505
Translation and other adjustments	56
Ending balance	4,561	4,505	4,505
Intangible Assets with Finite Life [Member] | Trademark [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(4,505)	(4,505)
Translation and other adjustments	56
Ending balance	(4,561)	(4,505)	(4,505)
Intangible Assets with Finite Life [Member] | Franchise [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	938
Ending balance	₱ 752	₱ 938
Estimated useful lives (in years)	16 years	16 years
Remaining useful lives (in years)	4 years	5 years
Intangible Assets with Finite Life [Member] | Franchise [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 3,016	₱ 3,016
Translation and other adjustments	1
Ending balance	3,017	3,016	3,016
Intangible Assets with Finite Life [Member] | Franchise [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(2,078)	(1,892)
Amortization during the year	186	186
Translation and other adjustments	1
Ending balance	(2,265)	(2,078)	(1,892)
Intangible Assets with Finite Life [Member] | Licenses [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	135	135
Ending balance	135	135	135
Intangible Assets with Finite Life [Member] | Licenses [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(135)	(131)
Amortization during the year		4
Ending balance	(135)	(135)	(131)
Intangible Assets with Finite Life [Member] | Customer List [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,703	4,703
Ending balance	4,703	4,703	4,703
Intangible Assets with Finite Life [Member] | Customer List [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(4,703)	(4,703)
Ending balance	(4,703)	(4,703)	(4,703)
Intangible Assets with Finite Life [Member] | Spectrum [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,205	1,205
Ending balance	1,205	1,205	1,205
Intangible Assets with Finite Life [Member] | Spectrum [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(1,205)	(1,205)
Ending balance	(1,205)	(1,205)	(1,205)
Intangible Assets with Finite Life [Member] | Others [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	450
Ending balance	₱ 422	₱ 450
Intangible Assets with Finite Life [Member] | Others [Member] | Bottom of range [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Estimated useful lives (in years)		5 years
Remaining useful lives (in years)	3 years	4 years
Intangible Assets with Finite Life [Member] | Others [Member] | Top of range [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Estimated useful lives (in years)		10 years
Remaining useful lives (in years)	8 years	9 years
Intangible Assets with Finite Life [Member] | Others [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 1,320	₱ 799
Additions during the year		521
Ending balance		1,320	799
Intangible Assets with Finite Life [Member] | Others [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(870)	(771)
Amortization during the year		38
Business combinations		71
Translation and other adjustments		(10)
Ending balance	₱ (899)	₱ (870)	₱ (771)